Other non-current financial assets - Disclosure of Detailed Information About Other Non-Current Assets (Detail) - MXN ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Other non-current assets and other non-current financial assets [Abstract]
Long-term notes receivable	$ 696	$ 139
Derivative financial instruments	96	591
Other non-current financial assets	$ 792	$ 730